Financial Risk Management (Tables)	12 Months Ended
Dec. 31, 2018
Financial Risk Management
Schedule of undiscounted liabilities into relevant maturity groupings.

	Less than	Between 1	Between 2
	1 year	and 2 years	and 5 years	Over 5 years
	(€ in thousands)
At December 31, 2018
Borrowings	—	797	8,984	—
Trade payables and other payables	8,160	—	—	—
Total	8,160	797	8,984	—

At December 31, 2017
Borrowings	1,960	980	5,981	—
Trade payables and other payables	6,534	—	—	—
Total	8,494	980	5,981	—